DEPOSITS BY BANKS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

		Group
	2025	2024
	£m	£m
Items in the course of transmission[1]	572	523
Deposits held as collateral	442	682
Other deposits[2]	5,613	12,787
Amounts due to other Santander UK Group Holdings plc subsidiaries	1	1
	6,628	13,993
1Includes £503m (2024: £476m) of balances relating to settlement activities.
2Includes balance drawn from the TFSME of £3.9bn (2024: £11.0bn).